Deposits - Schedule of deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Deposits [Line Items]
Deposits	$ 28,048	$ 36,873
Equipment deposit provision, opening	(27,331)	0
Equipment deposit provision, reclassed	15,200	0
Equipment deposit provision	0	(27,331)
Total	15,917	9,542
Bodens Energi [Member]
Deposits [Line Items]
Deposits	258	217
Atnorth [Member]
Deposits [Line Items]
Deposits	292	0
Equipment Deposits [Member]
Deposits [Line Items]
Deposits	26,307	35,431
Vattenfall AB [Member]
Deposits [Line Items]
Deposits	$ 1,191	$ 1,225